Acquisition of Liberty Dialysis Holdings - Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pro Forma [Line Items]
Pro forma net revenue	$ 3,420,560	$ 3,295,786	$ 6,782,198	$ 6,428,592
Pro forma net income attributable to the shareholders of FMC-AG & co. KGaA	$ 266,093	$ 261,603	$ 529,400	$ 479,681
Pro forma income per ordinary share
Basic	$ 0.87	$ 0.86	$ 1.74	$ 1.59
Fully diluted	$ 0.87	$ 0.86	$ 1.73	$ 1.58